Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2016	Mar. 13, 2017	Jun. 30, 2016
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Entity Registrant Name	FIRST BANCSHARES INC /MS/
Entity Central Index Key	0000947559
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 82,750,310.28
Trading Symbol	FBMS
Entity Common Stock, Shares Outstanding		9,144,412